Investments - Summary of Details of Net Gains and Losses on Equity Securities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Gain (Loss) on Securities [Line Items]
Net gains (losses) recognized during the period on equity securities	¥ (181,948)	¥ 1,010,288	¥ 135,601
Less: Net gains (losses) recognized during the period on equity securities sold during the period	72,627	235,564	29,561
Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period	¥ (254,575)	¥ 774,724	¥ 106,040